As filed with the Securities and Exchange Commission on November 3, 2011

Securities Act Registration No. 002-63394

Investment Company Act Registration No. 811-02896

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 54 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 53 (X)

PRUDENTIAL HIGH YIELD FUND, INC.

(Exact Name of Registrant as specified in Charter)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(800) 778-2255

(Address and telephone number of Principal Executive Offices)

Deborah A. Docs

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

(X)_ immediately upon filing pursuant to paragraph (b) of Rule 485.

     (----) pursuant to paragraph (b) of Rule 485.

    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

    on (----) pursuant to paragraph (a)(1) of Rule 485.

    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

    on (----) pursuant to paragraph (a)(2) of Rule 485.

    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 3rd day of November, 2011.

PRUDENTIAL HIGH YIELD FUND, INC.

JUDY A. RICE

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kevin J. Bannon	Director

Scott E. Benjamin	Director

Linda W. Bynoe	Director

Michael S. Hyland	Director

Douglas H. McCorkindale	Director

Stephen P. Munn	Director

Richard A. Redeker	Director

Judy A. Rice	Director and President-Principal Executive Officer

Robin B. Smith	Director and Chairman

Stephen G. Stoneburn	Director

Grace C. Torres		Treasurer and Principal Financial and Accounting Officer

By:	/s/ Jonathan D. Shain	Attorney-in-Fact	November 3, 2011
Jonathan D. Shain

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase